WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 102.06%
COMMON STOCKS - 47.31%
AEROSPACE & DEFENSE - 2.10%
United Technologies Corporation (k)	30,500		$4,163,860
ALTERNATIVE CARRIERS - 0.09%
Zayo Group Holdings, Inc. (a)	5,520		187,128
ASSET MANAGEMENT & CUSTODY BANKS - 3.97%
Apollo Global Management, Inc. (k)	72,403		2,738,281
Brookfield Asset Management, Inc. Class A (b)(e)	96,484		5,122,335
			7,860,616
BIOTECHNOLOGY - 5.12%
Alder Biopharmaceuticals, Inc. (a)	63,174		1,191,462
Celgene Corporation (a)(e)	90,123		8,949,214
			10,140,676
BROADCASTING - 0.94%
Fox Corporation Class A	58,683		1,850,568
BUILDING PRODUCTS - 1.04%
Masco Corporation (e)(k)	49,300		2,054,824
CASINOS & GAMING - 3.61%
Caesars Entertainment Corporation (a)(e)	442,038		5,154,163
MGM Resorts International (k)	71,900		1,993,068
			7,147,231
COMMODITY CHEMICALS - 0.64%
Dow, Inc. (e)(k)	26,551		1,265,155
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 1.45%
WABCO Holdings, Inc. (e)	21,444		2,868,135
ENVIRONMENTAL & FACILITIES SERVICES - 0.78%
Advanced Disposal Services, Inc. (a)	47,308		1,540,822
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.38%
Corteva, Inc. (e)(k)	26,551		743,428
HEALTH CARE TECHNOLOGY - 0.40%
Medidata Solutions, Inc. (a)	8,730		798,795
HOTELS, RESORTS & CRUISE LINES - 1.53%
Hilton Grand Vacations, Inc. (a)(e)(k)	94,748		3,031,936
INDUSTRIAL MACHINERY - 1.60%
Milacron Holdings Corporation (a)(e)	189,336		3,156,231
INTEGRATED OIL & GAS - 0.02%
Occidental Petroleum Corporation (k)	929		41,313
INTERACTIVE MEDIA & SERVICES - 1.93%
IAC / InterActiveCorp (a)(e)(k)	17,487		3,811,641
INTERNET & DIRECT MARKETING RETAIL - 0.00%
Reebonz Holdings Ltd. (a)(b)	597		609
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	15,670		68,948
MANAGED HEALTH CARE - 1.89%
WellCare Health Plans, Inc. (a)(e)	14,400		3,732,048
MOVIES & ENTERTAINMENT - 3.10%
The Madison Square Garden Company Class A (a)(k)	14,400		3,794,688
Viacom, Inc. Class B (e)	97,337		2,339,008
			6,133,696
OIL & GAS EXPLORATION & PRODUCTION - 0.04%
EnCana Corporation (b)	17,005		78,223
OIL & GAS STORAGE & TRANSPORTATION - 1.85%
Buckeye Partners LP (e)	60,498		2,485,863
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	38,718		1,169,283
			3,655,146
PHARMACEUTICALS - 4.36%
Allergan plc (b)(e)	51,207		8,617,626
RAILROADS - 0.83%
Genesee & Wyoming, Inc. Class A (a)(e)	14,935		1,650,467
REGIONAL BANKS - 4.02%
SunTrust Banks, Inc. (e)	115,750		7,963,600
SEMICONDUCTOR EQUIPMENT - 0.96%
Versum Materials, Inc. (e)	35,980		1,904,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.56%
Cypress Semiconductor Corporation	47,640		1,111,918
SPECIALTY CHEMICALS - 3.07%
Axalta Coating Systems Ltd. (a)(b)(k)	138,455		4,174,418
DuPont de Nemours, Inc. (e)(k)	26,553		1,893,495
			6,067,913
SPECIALTY RETAIL - 0.01%
Kaixin Auto Holdings (a)(b)	9,742		17,634
WIRELESS TELECOMMUNICATION SERVICES - 0.99%
Sprint Corporation (a)(e)	316,180		1,950,831
TOTAL COMMON STOCKS (Cost $95,593,762)			93,615,439

SPECIAL PURPOSE ACQUISITION COMPANIES - 12.59% (a)
Act II Global Acquisition Corporation Class A (b)	90,858		894,951
Akazoo SA (b)	7,150		45,260
Alberton Acquisition Corporation (b)	242,664		2,487,306
Apex Technology Acquisition Corporation	58,965		600,853
Big Rock Partners Acquisition Corporation	45,950		486,151
CF Finance Acquisition Corporation Class A (f)	108,500		1,098,563
ChaSerg Technology Acquisition Corporation Class A (f)	22,830		231,040
Collier Creek Holdings Class A (b)	42,300		431,037
FinTech Acquisition Corporation III Class A	168,874		1,700,561
GigCapital, Inc. (f)	122,996		1,282,233
GigCapital2, Inc.	37,777		389,103
Gordon Pointe Acquisition Corporation	4,482		46,927
Graf Industrial Corporation (e)(f)	197,624		1,985,133
Hennessy Capital Acquisition Corporation IV Class A (f)	167,612		1,684,501
Legacy Acquisition Corporation Class A	144,392		1,472,798
Monocle Acquisition Corporation (f)	15,759		157,590
Mudrick Capital Acquisition Corporation Class A (f)	19,411		198,866
Pivotal Investment Corporation II	97,373		991,257
Pure Acquisition Corporation	57,469		589,057
Regalwood Global Energy Ltd. Class A (b)	97,770		1,008,986
Trident Acquisitions Corporation (f)	187,445		1,949,428
Trinity Merger Corporation Class A	171,957		1,795,231
Tuscan Holdings Corporation (e)	168,926		1,655,475
Tuscan Holdings Corporation II	146,060		1,467,903
VectoIQ Acquisition Corporation (f)	25,000		255,500
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $23,685,157)			24,905,710

CLOSED-END FUNDS - 3.78%
Altaba, Inc.	89,173		1,737,090
Apollo Senior Floating Rate Fund, Inc.	22,543		334,313
Apollo Tactical Income Fund, Inc.	21,782		329,997
Ares Dynamic Credit Allocation Fund	4,683		69,777
BlackRock Debt Strategies Fund, Inc. (a)(e)	71,056		763,852
BlackRock Floating Rate Income Strategies Fund, Inc. (a)	19,222		242,582
Eaton Vance Floating-Rate Income Trust	57,056		754,280
First Trust Senior Floating Rate Income Fund II	22,317		267,804
Invesco Dynamic Credit Opportunities Fund	53,124		584,895
Invesco Senior Income Trust	173,546		728,893
Nuveen Credit Strategies Income Fund	1,574		11,774
Voya Prime Rate Trust	147,638		695,375
Western Asset High Income Opportunity Fund, Inc. (e)	191,266		965,893
TOTAL CLOSED-END FUNDS (Cost $7,566,315)			7,486,525

PREFERRED STOCKS - 3.73%
Colony Capital, Inc., 8.750%, Series E (e)	56,929		1,439,735
Fannie Mae, 8.250%, Series S (a)(e)	281,114		3,752,872
Freddie Mac, 8.375%, Series Z (a)	160,436		2,100,107
Pebblebrook Hotel Trust, 6.375%, Series E	3,515		88,402
TOTAL PREFERRED STOCKS (Cost $6,853,970)			7,381,116

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	42,852		2,143
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			2,143

WARRANTS - 0.34% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)	45,429		42,249
Akazoo SA
Expiration: December 2024, Exercise Price: $11.50 (b)	35,748		27,526
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	81,375		52,894
ChaSerg Technology Acquisition Corporation Class A
Expiration: September 2023, Exercise Price: $11.50 (f)	11,415		11,415
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	14,100		19,740
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	84,437		103,013
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	197,624		77,073
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50 (f)	125,709		98,053
Kaixin Auto Holdings
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	48,712		2,277
Legacy Acquisition Corporation Class A
Expiration: November 2022, Exercise Price: $11.50	144,392		50,537
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50 (f)	15,759		7,249
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025, Exercise Price: $11.50 (f)	19,411		12,132
Pivotal Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (f)	10,000		13,100
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	22,218		23,329
Reebonz Holdings Ltd.
Expiration: December 2023, Exercise Price: $11.50 (b)(f)	23,859		167
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50 (e)	168,926		128,384
TOTAL WARRANTS (Cost $573,019)			669,138

	Principal Amount
BANK LOANS - 3.19% (f)(j)
Avaya Holdings Corporation
6.278% (1 Month U.S. LIBOR + 4.250%), 12/15/2024	$596,557		568,220
6.430% (2 Month U.S. LIBOR + 4.250%), 12/15/2024	355,883		338,979
Cengage Learning Holdings II, Inc.
6.384% (1 Month U.S. LIBOR + 4.250%), 6/7/2023	1,364,946		1,294,993
McGraw-Hill Global Education Holdings LLC
6.139% (1 Month U.S. LIBOR + 4.000%), 5/4/2022	1,362,897		1,277,715
Refinitiv US Holdings, Inc.
5.849% (1 Month U.S. LIBOR + 3.750%), 10/1/2025	2,806,431		2,823,971
TOTAL BANK LOANS (Cost $6,448,429)			6,303,878

CONVERTIBLE BONDS - 1.25% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	251,397		427,574
NII Holdings, Inc.
4.250%, 8/15/2023 (h)	1,960,000		2,044,809
TOTAL CONVERTIBLE BONDS (Cost $2,190,540)			2,472,383

CORPORATE BONDS - 11.80% (f)
APX Group, Inc.
7.875%, 12/1/2022	2,416,000		2,422,040
Arconic, Inc.
5.400%, 4/15/2021	795,000		822,733
CEC Entertainment, Inc.
8.000%, 2/15/2022	3,440,000		3,276,600
EIG Investors Corporation
10.875%, 2/1/2024 (e)	2,068,000		2,161,060
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(e)(h)	1,379,000		1,451,397
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	3,286,000		3,499,590
MEG Energy Corporation
6.500%, 1/15/2025 (b)(h)	1,246,000		1,275,593
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (e)(h)	4,022,000		4,053,372
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,600,000		1,634,928
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000		225,639
Univar USA, Inc.
6.750%, 7/15/2023 (h)	1,435,000		1,465,494
Vistra Energy Corporation
5.875%, 6/1/2023	601,000		616,175
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	440,000		450,912
TOTAL CORPORATE BONDS (Cost $23,640,002)			23,355,533

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.29% (a)
Alder Biopharmaceuticals, Inc.
Expiration: January 2020, Exercise Price: $17.50	632	$1,191,952	9,480
Apollo Global Management, Inc.
Expiration: October 2019, Exercise Price: $37.00	410	1,550,620	28,700
Axalta Coating Systems Ltd.
Expiration: October 2019, Exercise Price: $25.00	330	994,950	1,650
Expiration: October 2019, Exercise Price: $26.00	745	2,246,175	5,587
Bayer AG
Expiration: October 2019, Exercise Price: EUR 54.00 (b)(f)	755	4,884,095	3,292
The Blackstone Group LP
Expiration: December 2019, Exercise Price: $48.00	488	2,383,392	119,560
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $37.50	307	1,239,359	7,368
Expiration: December 2019, Exercise Price: $32.50	717	2,894,529	22,227
Expiration: December 2019, Exercise Price: $35.00	5	20,185	320
Expiration: December 2019, Exercise Price: $40.00	203	819,511	40,600
Centene Corporation
Expiration: December 2019, Exercise Price: $40.00	55	237,930	8,525
Corteva, Inc.
Expiration: December 2019, Exercise Price: $24.00	145	406,000	7,250
Dow, Inc.
Expiration: October 2019, Exercise Price: $40.00	288	1,372,320	2,880
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $60.00	288	2,053,728	24,768
FTSE 100 Index
Expiration: October 2019, Exercise Price: GBP 7,200.00 (b)(f)(m)	2	182,258	566
Hilton Grand Vacations, Inc.
Expiration: October 2019, Exercise Price: $31.00	342	1,094,400	27,360
Expiration: November 2019, Exercise Price: $30.00	90	288,000	9,810
Expiration: December 2019, Exercise Price: $30.00	389	1,244,800	54,460
IAC / InterActiveCorp
Expiration: October 2019, Exercise Price: $195.00	18	392,346	1,665
Expiration: October 2019, Exercise Price: $200.00	58	1,264,226	8,410
Expiration: October 2019, Exercise Price: $210.00	91	1,983,527	29,120
The Madison Square Garden Company Class A
Expiration: November 2019, Exercise Price: $220.00	110	2,898,720	4,675
Expiration: November 2019, Exercise Price: $240.00	34	895,968	6,205
Masco Corporation
Expiration: October 2019, Exercise Price: $31.00	372	1,550,496	930
Expiration: October 2019, Exercise Price: $34.00	718	2,992,624	3,590
Expiration: October 2019, Exercise Price: $35.00	361	1,504,648	1,805
MGM Resorts International
Expiration: December 2019, Exercise Price: $23.00	719	1,993,068	24,086
Mylan NV
Expiration: October 2019, Exercise Price: $15.00	896	1,772,288	4,928
Expiration: October 2019, Exercise Price: $17.50	1,109	2,193,602	22,180
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $293.00	40	1,187,080	9,080
Expiration: October 2019, Exercise Price: $300.00	71	2,107,067	31,950
United Technologies Corporation
Expiration: October 2019, Exercise Price: $105.00	153	2,088,756	1,224
Expiration: October 2019, Exercise Price: $110.00	152	2,075,104	1,216
Expiration: November 2019, Exercise Price: $125.00	247	3,372,044	37,544
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $107.00	64	762,432	7,744
Expiration: November 2019, Exercise Price: $115.00	38	452,694	11,058
TOTAL PURCHASED PUT OPTIONS (Cost $847,228)			581,813

	Principal Amount
ESCROW NOTES - 0.01% (a)(d)(g)
AMR Corporation	$28,850		6,636
Winthrop Realty Trust (e)	26,484		15,890
TOTAL ESCROW NOTES (Cost $75,779)			22,526

	Shares
SHORT-TERM INVESTMENTS - 17.77%
MONEY MARKET FUNDS - 7.24% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.81%	4,635,149		4,635,149
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.83%	9,692,000		9,692,000
			14,327,149
	Principal Amount
U.S. TREASURY BILLS - 10.53% (e)(f)(l)
United States Treasury Bills
2.35%, 10/24/2019	$315,000		314,641
2.33%, 11/7/2019	15,000		14,974
2.29%, 11/21/2019	3,760,000		3,750,452
2.23%, 11/29/2019	820,000		817,584
2.09%, 12/5/2019	1,345,000		1,340,686
2.10%, 12/12/2019	275,000		274,023
1.95%, 12/19/2019	1,710,000		1,703,504
2.00%, 1/23/2020	1,280,000		1,272,747
1.91%, 1/30/2020	990,000		984,091
1.86%, 2/6/2020	1,265,000		1,256,964
1.78%, 2/13/2020	1,355,000		1,345,994
1.80%, 2/20/2020	940,000		933,382
1.78%, 2/27/2020	3,085,000		3,062,302
1.78%, 3/12/2020	1,490,000		1,477,951
1.82%, 3/19/2020	1,244,000		1,233,513
1.73%, 3/26/2020	1,060,000		1,050,775
			20,833,583
TOTAL SHORT-TERM INVESTMENTS (Cost $35,154,985)			35,160,732
TOTAL LONG INVESTMENTS (Cost $202,629,186) - 102.06%			201,956,936

	Shares
SHORT INVESTMENTS - (14.71)%
COMMON STOCKS - (14.21)%
AIRLINES - (0.00)%
American Airlines Group, Inc.	(194)		(5,232)
ASSET MANAGEMENT & CUSTODY BANKS - (2.42)%
Brookfield Asset Management, Inc. Class A (b)	(90,303)		(4,794,186)
BROADCASTING - (0.28)%
CBS Corporation Class B	(6,886)		(277,988)
Discovery, Inc. Class A	(10,767)		(286,725)
			(564,713)
CABLE & SATELLITE - (0.37)%
Sirius XM Holdings, Inc.	(117,749)		(736,520)
CASINOS & GAMING - (0.88)%
Eldorado Resorts, Inc.	(43,633)		(1,739,648)
INDUSTRIAL MACHINERY - (0.48)%
Hillenbrand, Inc.	(30,561)		(943,724)
INTERNET & DIRECT MARKETING RETAIL - (0.07)%
Alibaba Group Holding Ltd. - ADR	(796)		(133,115)
MANAGED HEALTH CARE - (0.94)%
Centene Corporation	(43,167)		(1,867,404)
PHARMACEUTICALS - (4.01)%
AbbVie, Inc.	(44,355)		(3,358,561)
Bristol-Myers Squibb Company	(90,123)		(4,570,137)
			(7,928,698)
REGIONAL BANKS - (4.05)%
BB&T Corporation	(150,073)		(8,009,396)
REITs - (0.25)%
Brookfield Property Partners LP (b)	(24,527)		(497,898)
WIRELESS TELECOMMUNICATION SERVICES - (0.46)%
T-Mobile USA, Inc.	(11,477)		(904,043)
TOTAL COMMON STOCKS
(Proceeds $26,819,475)			(28,124,577)
	Principal Amount
CORPORATE BONDS - (0.45)% (f)
APX Group, Inc.
7.625%, 9/1/2023	$(991,000)		(886,945)
TOTAL CORPORATE BONDS
(Proceeds $893,386)			(886,945)
	Shares
PRIVATE PLACEMENTS - (0.05)% (g)
Celgene Corporation	(44,896)		(89,231)
TOTAL PRIVATE PLACEMENTS
(Proceeds $93,995)			(89,231)
TOTAL SHORT INVESTMENTS
(Proceeds $27,806,856) - (14.71)%			(29,100,753)
TOTAL NET INVESTMENTS
(Cost $174,822,330) - 87.35%			172,856,183
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.65%			25,024,792
TOTAL NET ASSETS - 100.00%			$197,880,975

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (o) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (o) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2019, these securities represent 7.20% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2019, this common stock had a cost of $983,662 and its market value represented 0.59% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (o) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2019.
(k)	This security is held in connection with a written option contract.
(l)	The rate shown represents yield to maturity.
(m)	This security has 10 shares per contract.
(n)	As of September 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$171,088,857

Gross unrealized appreciation(2)	10,114,080
Gross unrealized depreciation(2)	(11,017,226)
Net unrealized depreciation	$(903,146)

(1) Tax cost represents tax on investments, net of premiums on written options.
(2) Includes investments, open written options, forward currency contacts and open swap contracts appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(o)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$92,446,156	$-	$1,169,283	$93,615,439
Special Purpose Acquisition Companies	16,062,856	8,842,854	-	24,905,710
Closed-End Funds	7,486,525	-	-	7,486,525
Preferred Stocks	7,381,116	-	-	7,381,116
Contingent Value Rights	-	-	2,143	2,143
Warrants	505,005	164,133	-	669,138
Bank Loans	-	6,303,878	-	6,303,878
Convertible Bonds	-	2,472,383	-	2,472,383
Corporate Bonds	-	23,355,533	-	23,355,533
Purchased Option Contracts	577,955	3,858	-	581,813
Escrow Notes	-	-	22,526	22,526
Short-Term Investments	14,327,149	20,833,583	-	35,160,732
Forward Currency Exchange Contracts**	-	347,154	-	347,154
Swap Contracts**	-	532,521	-	532,521
Total	$138,786,762	$62,855,897	$1,193,952	$202,836,611

Liabilities
Short Common Stocks*	$(28,124,577)	$-	$-	$(28,124,577)
Short Corporate Bonds	-	(886,945)	-	(886,945)
Private Placements	-	-	(89,231)	(89,231)
Written Option Contracts	(2,973,553)	(34,562)	-	(3,008,115)
Swap Contracts**	-	(542,032)	-	(542,032)
Total	$(31,098,130)	$(1,463,539)	$(89,231)	$(32,650,900)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2019, the net value of these securities was $1,104,721. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (o). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers into or out of Level 3 for the nine months ended September 30, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Contingent Value Rights	Escrow Notes		Private Placements	Total Investment
Balance as of December 31, 2018	$1,016,674	$1,286	$60,608		$-	$1,078,568
Purchases on Investments*	-	-	-		(93,995)	(93,995)
(Sales) of Investments	-	-	-		-	-
Realized (Gain) Loss	-	-	-		-	-
Transfers Into Level 3	-	-	-		-	-
(Transfer Out) of Level 3	-	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	152,609	857	(38,082	)**	4,764	120,148
Balance as of September 30, 2019	$1,169,283	$2,143	$22,526		$(89,231)	$1,104,721

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019.	$152,609	$857	$(19,429	)**	$4,764	$138,801

* Includes receipts from corporate actions.
** The difference in unrealized depreciation values is due to a change in the cost basis from a corporate action.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2019 totals $120,148.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2019 are as follows:

Description	Fair Value at September 30, 2019	Valuation Technique	Unobservable Input
Common Stock	$1,169,283	Discounted Cash Flow Model	Discount Rates/Terminal Value/Cash Flow Projection

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2019, the net value of these securities was $(64,562). The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (o).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Apollo Global Management, Inc.
Expiration: October 2019, Exercise Price: $42.00	(410)	$(1,550,620)	$(2,050)
AT&T, Inc.
Expiration: October 2019, Exercise Price: $36.00	(26)	(98,384)	(4,914)
Expiration: October 2019, Exercise Price: $37.00	(30)	(113,520)	(2,925)
Axalta Coating Systems Ltd.
Expiration: October 2019, Exercise Price: $28.00	(183)	(551,745)	(45,292)
Expiration: October 2019, Exercise Price: $30.00	(662)	(1,995,930)	(72,820)
Expiration: October 2019, Exercise Price: $31.00	(86)	(259,290)	(5,590)
Expiration: October 2019, Exercise Price: $32.00	(316)	(952,740)	(15,800)
The Blackstone Group LP
Expiration: December 2019, Exercise Price: $52.50	(488)	(2,383,392)	(53,192)
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $42.50	(307)	(1,239,359)	(9,210)
Expiration: December 2019, Exercise Price: $37.50	(205)	(827,585)	(83,537)
Expiration: December 2019, Exercise Price: $40.00	(517)	(2,087,129)	(127,182)
Expiration: December 2019, Exercise Price: $45.00	(203)	(819,511)	(13,804)
Centene Corporation
Expiration: December 2019, Exercise Price: $45.00	(55)	(237,930)	(12,237)
Corteva, Inc.
Expiration: December 2019, Exercise Price: $27.00	(145)	(406,000)	(34,655)
Dow, Inc.
Expiration: October 2019, Exercise Price: $46.00	(288)	(1,372,320)	(68,400)
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $67.50	(288)	(2,053,728)	(177,120)
Hilton Grand Vacations, Inc.
Expiration: October 2019, Exercise Price: $34.00	(342)	(1,094,400)	(17,100)
Expiration: November 2019, Exercise Price: $33.00	(90)	(288,000)	(13,950)
Expiration: December 2019, Exercise Price: $33.00	(389)	(1,244,800)	(75,855)
IAC / InterActiveCorp
Expiration: October 2019, Exercise Price: $220.00	(58)	(1,264,226)	(31,958)
Expiration: October 2019, Exercise Price: $230.00	(37)	(806,489)	(7,955)
Expiration: October 2019, Exercise Price: $240.00	(72)	(1,569,384)	(3,384)
The Madison Square Garden Company Class A
Expiration: November 2019, Exercise Price: $260.00	(110)	(2,898,720)	(119,900)
Expiration: November 2019, Exercise Price: $270.00	(34)	(895,968)	(21,930)
Masco Corporation
Expiration: October 2019, Exercise Price: $37.00	(250)	(1,042,000)	(117,000)
Expiration: October 2019, Exercise Price: $38.00	(829)	(3,455,272)	(315,020)
Expiration: October 2019, Exercise Price: $39.00	(372)	(1,550,496)	(106,020)
MGM Resorts International
Expiration: December 2019, Exercise Price: $26.00	(719)	(1,993,068)	(197,006)
Mylan NV
Expiration: October 2019, Exercise Price: $17.50	(776)	(1,534,928)	(195,940)
Expiration: October 2019, Exercise Price: $20.00	(1,229)	(2,430,962)	(90,946)

Occidental Petroleum Corporation
Expiration: October 2019, Exercise Price: $45.00	(9)	(40,023)	(900)
T-Mobile USA, Inc.
Expiration: November 2019, Exercise Price: $70.00	(203)	(1,599,031)	(183,208)
United Technologies Corporation
Expiration: October 2019, Exercise Price: $115.00	(153)	(2,088,756)	(336,983)
Expiration: October 2019, Exercise Price: $120.00	(152)	(2,075,104)	(257,640)
Expiration: November 2019, Exercise Price: $135.00	(247)	(3,372,044)	(138,567)
			(2,959,990)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: October 2019, Exercise Price: EUR 60.00 (a)(b)	(755)	(4,884,095)	(34,562)
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $283.00	(40)	(1,187,080)	(3,320)
Expiration: October 2019, Exercise Price: $289.00	(31)	(919,987)	(4,759)
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $100.00	(32)	(381,216)	(1,760)
Expiration: November 2019, Exercise Price: $105.00	(38)	(452,694)	(3,724)
			(48,125)
TOTAL WRITTEN OPTIONS
(Premiums received $3,733,473)			$(3,008,115)

ETF - Exchange-Traded Fund
EUR - Euro
(a) Foreign Security.
(b) Level 2 Security. Please see footnote (o) on the Schedule of Investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2019 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2019	Currency to be Received		September 30, 2019	(Depreciation)*
12/5/2019	JPM	2,005,206	AUD	$ 1,356,319	1,377,777	USD	$ 1,377,777	$ 21,458
10/24/2019	JPM	3,083,600	EUR	3,367,605	3,450,280	USD	3,450,280	82,675
10/24/2019	JPM	3,401,828	USD	3,401,828	3,083,600	EUR	3,367,605	(34,223)
11/12/2019	JPM	1,322,725	EUR	1,446,518	1,459,255	USD	1,459,255	12,737
12/10/2019	JPM	203,344	EUR	222,858	226,126	USD	226,126	3,268
12/19/2019	JPM	1,808,688	EUR	1,983,972	2,060,581	USD	2,060,581	76,609
12/19/2019	JPM	47,011	USD	47,011	42,448	EUR	46,562	(449)
1/15/2020	JPM	3,195,809	EUR	3,512,889	3,581,140	USD	3,581,140	68,251
1/15/2020	JPM	439,885	USD	439,885	398,871	EUR	438,446	(1,439)
10/15/2019	JPM	2,125,233	GBP	2,614,794	2,680,263	USD	2,680,263	65,469
10/29/2019	JPM	346,064	GBP	426,055	426,025	USD	426,025	(30)
11/6/2019	JPM	5,601	GBP	6,897	6,809	USD	6,809	(88)
12/19/2019	JPM	4,196,689	GBP	5,177,625	5,222,671	USD	5,222,671	45,046
1/10/2020	JPM	329,122	GBP	406,412	411,381	USD	411,381	4,969
2/6/2020	JPM	596,203	GBP	736,819	737,671	USD	737,671	852
1/16/2020	JPM	4,053,000	HKD	517,512	517,195	USD	517,195	(317)
12/4/2019	JPM	64,526,198	JPY	599,462	601,828	USD	601,828	2,366
				$ 26,264,461			$ 26,611,615	$ 347,154

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
September 30, 2019 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altaba, Inc.	9/26/2020	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	332,903	$ 6,508,254	$ (25,401)
JPM	Altran Technologies SA	6/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	126,160	2,027,118	(48,073)
JPM	AT&T, Inc.	9/5/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	5,502	197,467	10,530
JPM	Aveo Group	9/17/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	932,654	1,356,290	(16,624)
BAML	Avon Products, Inc.	8/26/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	237,686	1,029,462	15,719
GS	Avon Products, Inc.	9/17/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	3,037	14,460	(1,107)
JPM	BCA Marketplace plc	6/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	749,395	2,280,108	(109,712)
BAML	BCA Marketplace plc	7/25/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	125,187	376,552	(13,810)
JPM	The Blackstone Group LP	5/31/2020	Pay	0.650% + 3 Month U.S. LIBOR	Quarterly	58,432	2,211,651	639,616
BAML	Brookfield Property REIT, Inc. Class A	8/30/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	29,422	553,722	45,850
JPM	CBS Corporation Class B	5/8/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,200	58,248	(9,863)
BAML	CBS Corporation Class B	10/22/2019	Pay	0.400% + 1 Month U.S. LIBOR	Monthly	73,435	3,789,697	(827,178)
JPM	Cobham plc	9/10/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	2,543,448	5,013,927	(112,530)
BAML	Corteva, Inc.	6/3/2020	Pay	0.400% + 1 Month U.S. LIBOR	Monthly	2,280	75,961	(12,162)
BAML	Cypress Semiconductor Corporation	8/26/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	216,075	4,965,404	74,712
JPM	Discovery, Inc. Class C	3/9/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	10,767	292,539	(27,751)
BAML	Dow, Inc.	4/2/2020	Pay	0.400% + 1 Month U.S. LIBOR	Monthly	2,280	125,697	(17,123)
BAML	Dupont De Nemours, Inc.	4/2/2020	Pay	0.400% + 1 Month U.S. LIBOR	Monthly	2,280	181,917	(19,429)
BAML	EI Group plc	9/30/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	209,194	723,709	(425)
JPM	First Trust Senior Floating Rate Income Fund II	12/6/2019	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	12,108	143,025	2,097
JPM	Genesee & Wyoming, Inc. Class A	7/16/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	22,584	2,479,700	13,559
JPM	Inmarsat Finance plc	4/8/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	185,363	1,277,885	53,656
BAML	Inmarsat Finance plc	4/1/2020	Pay	0.550% + 1 Month U.S. LIBOR	Monthly	141,993	1,001,883	18,523
JPM	Innogy SE	6/6/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	34,699	1,650,732	36,511
BAML	Kinder Morgan Ltd.	9/10/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	74,988	839,911	3,492
JPM	Liberty Media Corporation- Liberty SiriusXM Class A	12/17/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	12,597	485,740	37,428
JPM	London Stock Exchange Group plc	9/16/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	16,094	1,465,232	(20,237)
JPM	Masco Corporation	7/25/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	95,800	3,982,484	6,447
JPM	Mellanox Technologies, Inc.	5/14/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	24,660	2,888,919	(189,341)
JPM	Melrose Industries plc	10/8/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	166,701	407,541	5,352
JPM	Merlin Entertainment plc	8/15/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,231	6,728	113
JPM	Mylan NV	8/26/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	200,500	3,767,395	194,699
JPM	Osram Licht AG	8/13/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	68,218	2,784,322	212,682
BAML	Renault SA	5/29/2020	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	3,000	179,398	(7,303)
JPM	Renault SA	4/3/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	25,418	1,502,409	(45,070)
JPM	SLM Corporation, 4.110%, Series B	2/8/2020	Pay	1.100% + 3 Month U.S. LIBOR	Quarterly	35,769	2,378,639	(368,749)
BAML	Spark Therapeutics, Inc.	5/24/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	7,829	863,774	(105,080)
JPM	Tallgrass Energy LP Class A	9/9/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	19,671	393,059	2,965
JPM	TPV Technology Limited	9/11/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,050,000	495,505	2,335
JPM	United Technologies Corporation	8/7/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	24,700	3,186,547	182,286
BAML	Versum Materials, Inc.	5/14/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	116,897	6,054,836	128,773
BAML	Zayo Group LLC / Zayo Capital, Inc.	5/13/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	214,867	7,103,579	176,014
JPM	Zozo, Inc.	9/26/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	34,206	788,393	(198)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	6/11/2020	Receive	(0.600)% + 3 Month U.S. LIBOR	Quarterly	(293)	(47,656)	(1,312)
BAML	Brookfield Property Partners LP	3/29/2020	Pay	(2.500)% + 1 Month U.S. LIBOR	Monthly	(4,895)	(101,327)	1,948
JPM	Daimler AG	4/3/2020	Receive	(0.462)% + 3 Month U.S. LIBOR	Quarterly	(1,525)	(81,561)	5,789
BAML	Fiat Chrysler Automobiles N.V.	5/29/2020	Receive	(0.400)% + 1 Month U.S. LIBOR	Monthly	(15,986)	(211,653)	4,856
BAML	Natura Cosmeticos SA	8/26/2020	Pay	(10.000)% + 1 Month U.S. LIBOR	Monthly	(142,736)	(1,151,330)	(13,906)
GS	Natura Cosmeticos SA	9/17/2020	Pay	(20.000)% + 1 Month U.S. LIBOR	Monthly	(1,822)	(16,119)	1,217
JPM	Nissan Motor Company Ltd.	4/3/2020	Receive	(0.462)% + 3 Month U.S. LIBOR	Quarterly	(171,229)	(1,168,027)	101,207
BAML	Pembina Pipeline Corporation	9/10/2020	Receive	(0.350)% + 1 Month U.S. LIBOR	Monthly	(23,036)	(858,082)	4,497
								$ (9,511)
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).